DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 161	$ 153	$ 320	$ 348
Transportation and distribution	105	62	187	134
Compensation	43	41	88	80
Operations and maintenance	41	35	84	70
Other	18	12	34	26
Total	$ 368	$ 303	$ 713	$ 658